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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

                                         May 6, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

      Re:   Metropolitan Life Separate Account UL
            File No. 333-147508 (Equity Advantage VUL)
            Rule 497(j) Certification

Commissioners:

      On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account UL (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement and Statement of Additional Information ("SAI") being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Supplement and SAI for that product contained in the Post-Effective Amendment No. 3 for the Account filed electronically with the Commission on April 14, 2011.

      If you have any questions, please contact me at (617) 578-3031.

                                            Sincerely,

                                            /s/ John E. Connolly, Jr.

                                            John E. Connolly, Jr.
                                            Assistant General Counsel
                                            Metropolitan Life Insurance Company